Lease financing (Tables)	12 Months Ended
Dec. 31, 2025
Lease Financing
Lease financing - Capital lease obligations, Principal payments (Table)

Twelve month periods ending	Amount
December 31, 2026	$2,731
December 31, 2027	2,731
December 31, 2028	5,067
December 31, 2029	1,364
December 31, 2030	682
Total bareboat lease minimum payments	$12,575
Unamortized lease issuance costs	(17)
Total bareboat lease minimum payments, net	$12,558
Lease financing short term	2,731
Lease financing long term, net of unamortized lease issuance costs	9,827